Organization and Description of Business (Details) - USD ($)					9 Months Ended	12 Months Ended
	Aug. 18, 2021	Jul. 02, 2021	Dec. 31, 2019	Aug. 04, 2017	Sep. 30, 2023	Dec. 31, 2022	Oct. 28, 2022	Nov. 03, 2021	Nov. 16, 2016
Organization and Description of Business [Line Items]
Reverse stock split, description					On July 2, 2018, the Board of Directors authorized and shareholders approved a 1-for-1,000 reverse stock split of its issued and outstanding shares of common stock held by the holders of record. The prior year financials have been changed to reflect the 1-for-1,000 reverse stock split.	On July 2, 2018, the Board of Directors authorized and shareholders approved a 1-for-1,000 reverse stock split of its issued and outstanding shares of common stock held by the holders of record. The prior year financials have been changed to reflect the 1-for-1,000 reverse stock split.
General and administrative expense						$ 8,200,000
Series BB Preferred Stock [Member]
Organization and Description of Business [Line Items]
Series BB Preferred Stock [Member] (in Shares)			81,043	25,000
Lans Holdings Inc [Member]
Organization and Description of Business [Line Items]
Escrow amount								$ 8,200,000
Lans Holdings Inc [Member] | Common Stock [Member]
Organization and Description of Business [Line Items]
Escrow amount					$ 8,200,000	8,200,000
Business Combination [Member]
Organization and Description of Business [Line Items]
Ownership interest, percentage				100.00%					100.00%
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Description of Business [Line Items]
Shares of Series DD Preferred Stock		$ 50,000
Gain on discontinued operations						68,313
Outstanding liabilities amount						$ 66,255
Series of Individually Immaterial Business Acquisitions [Member] | Series AA Preferred Stock [Member]
Organization and Description of Business [Line Items]
Purchase price (in Shares)	1,000,000
Series of Individually Immaterial Business Acquisitions [Member] | Series DD Preferred Stock [Member]
Organization and Description of Business [Line Items]
Purchase price (in Shares)	8,974
Shares of Series DD Preferred Stock	$ 225,000
Series of Individually Immaterial Business Acquisitions [Member] | Mr Melvin Pereira [Member]
Organization and Description of Business [Line Items]
Agreed to sell							100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Lans Holdings Inc [Member] | Series CC Preferred Stock [Member]
Organization and Description of Business [Line Items]
Purchase price (in Shares)					1,000	1,000